17010620

Nasdaq Stock Market

Received SEC

AUG 18 2017

Washington, DC 20549

001-16209

Lisa Roberts
Vice President
Listing Qualifications

*Electronic Mail Only*

August 18, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

Dear Mr. Thomas:

This is to certify that on August 17, 2017 The Nasdaq Stock Market (the "Exchange") received from Arch Capital Group Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Arch Capital Group Ltd. Depositary Shares, each Representing a 1/1,000th Interest in a 5.45% Non-Cumulative Preferred Share,
Series F, $0.01 par value

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Lisa Roberts